INVENTORIES	12 Months Ended
Sep. 30, 2025
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 6 － INVENTORIES

	As of September 30,
	2024	2025	2025
	HKD	HKD	USD

Goods for product sales	$103,991	$103,158	$13,258
Allowance for inventory obsolescence	-	(51,579)	(6,629)
	$103,991	$51,579	$6,629

For the years ended September 30, 2023, 2024 and 2025, allowance for inventory obsolescence was recognized HK$0, HK$0 and HK$51,579 (US$6,629), respectively.